UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   --------

                                   FORM N-Q
                                   --------

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

               INVESTMENT COMPANY ACT FILE NUMBER 811-8689

                              THE NEVIS FUND, INC.
             (Exact name of registrant as specified in charter)
                                   --------


                              1119 St. Paul Street
                              Baltimore, Md. 21202
                (Address of principal executive offices) (Zip code)

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                            Portland, Maine 04112-0446
                     (Name and address of agent for service)

         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-44-NEVIS

                      DATE OF FISCAL YEAR END: MAY 31, 2005

                   DATE OF REPORTING PERIOD: FEBRUARY 28, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS




SCHEDULE OF INVESTMENTS                                                                  THE NEVIS FUND, INC.
February 28, 2005                                                                                  (unaudited)



                                                                                            Value
                                                          Shares                            (000)
                                                        -----------                    ----------------

COMMON STOCK 97.7%
AEROSPACE & DEFENSE 4.4%
   Armor Holdings*                                        25,700                         $   1,026
-----------------------------------------------------------------------------------------------------------
BIOLOGICAL PRODUCTS 6.5%
   Connetics*                                             61,550                             1,523
-----------------------------------------------------------------------------------------------------------
COMPUTERS & SERVICES 2.9%
   Authentidate Holding*                                 132,823                               669
-----------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS 11.7%
   Central Garden & Pet*                                  37,528                             1,712
   Nautilus Group                                         47,304                             1,048
-----------------------------------------------------------------------------------------------------------
                                                                                             2,760
-----------------------------------------------------------------------------------------------------------
DRUGS 7.8%
   Bentley Pharmaceuticals*                              112,989                             1,113
   Salix Pharmaceuticals*                                 44,652                               725
-----------------------------------------------------------------------------------------------------------
                                                                                             1,838
-----------------------------------------------------------------------------------------------------------
ENTERTAINMENT 8.9%
   Scientific Games, Cl A*                                80,979                             2,083
-----------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES 5.1%
   Providian Financial*                                   70,072                             1,202
-----------------------------------------------------------------------------------------------------------
INFORMATION RETRIEVAL SERVICES 6.8%
   Autobytel*                                            106,971                               591
   CoStar Group*                                          27,456                             1,011
-----------------------------------------------------------------------------------------------------------
                                                                                             1,602
-----------------------------------------------------------------------------------------------------------
MEASURING DEVICES 7.0%
   FLIR Systems*                                          52,848                             1,651
-----------------------------------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES 8.1%
   DaVita*                                                27,076                             1,144
   United Surgical Partners International*                18,184                               747
-----------------------------------------------------------------------------------------------------------
                                                                                             1,891
-----------------------------------------------------------------------------------------------------------
SERVICES-BUSINESS SERVICES 7.1%
   Gevity HR                                              37,185                               675




SCHEDULE OF INVESTMENTS                                                                  THE NEVIS FUND, INC.
February 28, 2005                                                                                  (unaudited)



                                                                                            Value
                                                          Shares                            (000)
                                                        -----------                    ----------------
SERVICES-BUSINESS SERVICES (CONTINUED)
   Opsware*                                              180,078                         $   1,000
-----------------------------------------------------------------------------------------------------------
                                                                                             1,675
-----------------------------------------------------------------------------------------------------------
SERVICES-COMPUTER PROGRAMMING SERVICES 8.5%
   Wind River Systems*                                   148,248                             1,995
-----------------------------------------------------------------------------------------------------------
SERVICES-PREPACKAGED SOFTWARE 10.3%
   Art Technology Group*                                 875,159                             1,015
   Mapinfo*                                              107,107                             1,406
-----------------------------------------------------------------------------------------------------------
                                                                                             2,421
-----------------------------------------------------------------------------------------------------------
TESTING LABORATORIES 2.6%
   Symyx Technologies*                                    22,214                               620
-----------------------------------------------------------------------------------------------------------
 TOTAL COMMON STOCKS
   (Cost $55,926)                                                                           22,956
===========================================================================================================

CASH EQUIVALENT 3.1%
   SEI Daily Income Trust,
   Prime Obligations Fund, Cl A                          731,904                               732
-----------------------------------------------------------------------------------------------------------
 TOTAL CASH EQUIVALENT
   (Cost $732)                                                                                 732
===========================================================================================================

 TOTAL INVESTMENTS 100.8%
   (Cost $56,658)                                                                        $  23,688
===========================================================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $ 23,500,111.
* NON-INCOME PRODUCING SECURITY
CL -- CLASS

AT FEBRUARY 28, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $56,658,398, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,299,787 AND $(39,270,416) RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY ON VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

NEV-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Nevis Fund, Inc.


                                            /s/ David R. Wilmerding, III
By (Signature and Title)*                   _____________________________
                                            David R. Wilmerding, III
                                            Chief Executive Officer
Date April 22, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                            /s/ David R. Wilmerding, III
By (Signature and Title)*                   _____________________________
                                            David R. Wilmerding, III
                                            Chief Executive Officer

Date April 22, 2005


                                            Peter J. Golden
By (Signature and Title)*                   _____________________________
                                            Peter J. Golden
                                            Chief Financial Officer

Date April 22, 2005
* Print the name and title of each signing officer under his or her signature.